INCOME TAX - Reconciliation of income tax expense (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
INCOME TAX
Income tax benefits calculated at PRC statutory rates	¥ (6,597,770)	$ (1,021,666)	¥ (4,960,454)	¥ (6,318,111)
Nondeductible expenses and others	338,058	52,348	232,213	(56,127)
Effect of tax rate differential	626,245	96,974	2,008,824	6,378,169
Benefit of revenue exempted from enterprise income tax	(57,250)	(8,865)	(266,548)	(279,352)
Change in valuation allowances	5,264,804	815,256	3,268,287	673,898
Tax refund	(98,338)	(15,227)
Provision (benefit) for income tax	¥ (524,251)	$ (81,180)	¥ 282,322	¥ 398,477